Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-10-01
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	Effective as of October 1, 2023, we adopted a clawback policy to provide for a mandatory clawback of incentive compensation paid to current and former executives under certain circumstances in the event a financial metric used to determine the vesting or payment of incentive compensation to an executive was calculated incorrectly and resulted in a financial restatement. This policy complies with SEC and NYSE American rules adopted pursuant to the Dodd-Frank Wall Street and Consumer Protection Act.